Operating Leases - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Maturity of Lease Liabilities [Abstract]
2025	$ 74,344
2026	74,344
Total future minimum lease payments	148,688
Less: imputed interest	(6,827)
Total	$ 141,861	$ 302,975